Segment And Geographical Information	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Segment And Geographical Information
NOTE 3. SEGMENT INFORMATION
GE HealthCare’s operations are organized and managed through four reportable segments: Imaging, Ultrasound, Patient Care Solutions (“PCS”), and Pharmaceutical Diagnostics (“PDx”). These segments have been identified based on the nature of the products sold and how the Company manages its operations. We have not aggregated any of our operating segments to form reportable segments. A description of our reportable segments has been provided in the “Business” section of our Annual Report on Form
10-K
for the year ended December 31, 2022.
The performance of these segments is principally measured based on Total revenues and an earnings metric defined as “Segment EBIT.” Segment EBIT is calculated as Income from continuing operations less the following: Benefit (provision) for income taxes, Interest and other financial charges — net,
Non-operating
benefit (income) costs, restructuring costs, acquisition and disposition-related benefits (charges), gains and losses on business dispositions,
Spin-Off
and separation costs, amortization of acquisition-related intangible assets, and investment revaluation gains and losses.

Total Revenues by Segment

	For the three months ended March 31
	2023	2022
Imaging:
Radiology	$2,088	$1,918
Interventional Guidance	408	393

Total Imaging	2,496	2,311
Total Ultrasound	859	815
PCS:
Monitoring Solutions	552	521
Life Support Solutions	229	195

Total PCS	781	716
Total PDx	558	484
Other (a)	13	17

Total revenues	$4,707	$4,343

(a)
Financial information not presented within the reportable segments, shown within the Other category, represents the HealthCare Financial Services (“HFS”) business which does not meet the definition of an operating segment.

Segment EBIT

	For the three months ended March 31
	2023	2022
Segment EBIT
Imaging	$191	$206
Ultrasound	207	192
PCS	109	65
PDx	155	138
Other (a)	2	(2)

	$664	$599
Restructuring costs	(12)	(12)
Acquisition and disposition-related benefits (charges)	(1)	(15)
Gain (loss) of business dispositions and divestments	—	3
Spin-Off and separation costs	(58)	—
Amortization of acquisition-related intangible assets	(31)	(33)
Investment revaluation gain (loss)	5	(8)
Interest and other financial charges — net	(136)	(4)
Non-operating benefit income (costs)	115	2

Income from continuing operations before income taxes	$546	$533

(a)
Financial information not presented within the reportable segments, shown within the Other category, represents the HFS business and certain other investments which do not meet the definition of an operating segment.

NOTE 4. SEGMENT AND GEOGRAPHICAL INFORMATION
GE HealthCare’s operations are organized and managed through four reportable segments: Imaging, Ultrasound, PCS, and PDx. The Company’s organizational structure is based upon the availability of separate financial information that is evaluated regularly by the Company’s Chief Operating Decision Maker (“CODM”) for the purpose of assessing performance and allocating resources. The Company’s CODM is its Chief Executive Officer. These segments have been identified based on the nature of the products sold and how the Company manages its operations. We have not aggregated any of our operating segments to form reportable segments.
The performance of these segments is principally measured based on Total revenues and an earnings metric defined as “Segment EBIT.” Segment EBIT is calculated as Income from continuing operations less the following: Benefit (provision) for income taxes, Interest and other financial charges – net,
Non-operating
benefit (income) costs, restructuring costs, acquisition and disposition-related benefits (charges), gains and losses on business dispositions,
Spin-Off
and separation costs, amortization of acquisition-related intangible assets, and investment revaluation gains and losses. Consistent accounting policies have been applied by all segments for all reporting periods. A description of our reportable segments has been provided in Note 1, “Organization and Basis of Presentation.”
Total Revenues by Segment

	For the years ended December 31
	2022	2021	2020
Imaging:
Radiology	$8,395	$8,019	$7,626
Interventional Guidance	1,590	1,414	1,333

Total Imaging	9,985	9,433	8,959
Total Ultrasound	3,422	3,172	2,703
PCS:
Monitoring Solutions	2,092	2,119	2,243
Life Support Solutions	824	796	1,432

Total PCS	2,916	2,915	3,675
Total PDx	1,958	2,018	1,780
Other (a)	60	47	47

Total revenues	$18,341	$17,585	$17,164

(a)
Financial information not presented within the reportable segments, shown within the Other category, represents the HealthCare Financial Services (“HFS”) business which does not meet the definition of an operating segment.

There was no single customer that accounted for more than 10% of the Company’s revenues for the years ended December 31, 2022, 2021, or 2020.
Additionally, no customers accounted for more than 10% of accounts receivable as of December 31, 2022 or 2021.
Segment EBIT

	For the years ended December 31
	2022	2021	2020
Segment EBIT
Imaging	$1,100	$1,240	$1,182
Ultrasound	908	885	640
PCS	341	356	698
PDx	520	693	504
Other (a)	(8)	(2)	(43)

	2,861	3,172	2,981
Restructuring costs	(146)	(155)	(134)
Acquisition and disposition-related benefits (charges)	34	(14)	—
Gain (loss) of business dispositions and divestments	1	2	(3)
Spin-Off and separation costs	(14)	—	(2)
Amortization of acquisition-related intangible assets	(121)	(90)	(83)
Investment revaluation gain (loss)	(31)	3	22
Interest and other financial charges – net	(77)	(40)	(66)
Non-operating benefit income (costs)	5	(3)	(5)

Income from continuing operations before income taxes	$2,512	$2,875	$2,710

(a)
Financial information not presented within the reportable segments, shown within the Other category, represents the HFS business and certain other investments which do not meet the definition of an operating segment.

The Company does not report total assets by segment for internal or external reporting purposes as the Company’s CODM does not assess performance, make strategic decisions, or allocate resources based on assets.
GEOGRAPHIC INFORMATION.
Revenues are classified according to the region to which products and services are sold.
Total Revenues by Geographic Region

	For the years ended December 31
	2022	2021	2020
United States	$7,819	$7,060	$7,146
China	2,325	2,510	2,133
Other	8,197	8,015	7,885

Total revenues	$18,341	$17,585	$17,164

Long-Lived Assets - Net by Geographic Region

	As of
	December 31, 2022	December 31, 2021
United States	$860	$839
China	393	357
Norway	249	228
Other	812	811

Total long-lived assets - net	$2,314	$2,235